Trade accounts receivable	12 Months Ended
Dec. 31, 2017
Trade accounts receivable [Abstract]
Trade accounts receivable

8.                  Trade accounts receivable

The Company's billing period is generally 30 days; therefore, the amount of the trade accounts receivable corresponds to their fair value. The Company realizes part of its trade accounts receivable through the sale of trade notes to funds and financial institutions that acquire receivables. These operations are not entitled to recourse and with substantial transfer of receivables risks and benefits, for which reason the trade notes are written-off at the moment of the operation.

	2017	2016
Costumers
Domestic market	1,459,623	869,306
Foreign market	2,209,094	1,215,626
Allowance for doubtful accounts	(350,025)	(380,559)
Total	3,318,692	1,704,373

Current assets	3,281,196	1,634,137
Non-current assets	37,496	70,236
Total	3,318,692	1,704,373

The breakdown of trade accounts receivable by maturity is as follows:

	2017	2016

Accounts receivables not past due	2,886,546	1,668,063
Past due securities:
Up to 90 days	567,590	173,125
91 to 180 days	3,673	15,325
As of 180 days	210,908	228,419
	3,668,717	2,084,932
Allowance for doubtful accounts	(350,025)	(380,559)
Total customers portfolio	3,318,692	1,704,373

The changes in the allowance for doubtful accounts are presented below:

	2017	2016

Balance of provision at the beginning of the year	(380,559)	(327,974)
Provision in the year	18,573	(102,065)
Write-offs	22,878	38,499
Addition through merger of Cetrel	(10,917)
Transfers (of) to non-current assets held for sale		10,981
Balance of provision at the end of the year	(350,025)	(380,559)

The methodology adopted by the Company for recognizing the provision for impairment is based on the history of losses and considers the sum of (i) 100% of the amount of receivables past due for over 180 days; (ii) 50% of the amount of receivables past due between 90 and 180 days; (iii) 100% of the amount of receivables under judicial collection (iv) all the receivables from the first renegotiation maturing within more than 24 months; and (v) 100% of the receivables arising from a second renegotiation with customers. Receivables from subsidiaries are not considered in this calculation. This methodology is revised on an annual basis by the Management of the Company.